Business combinations - Revenue and Operating Profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business combinations
Revenue from the dates of acquisition	$ 29	$ 86
Operating profit from the dates of acquisition	3	2
Revenue as if acquisition happened at the beginning	6,943	6,689
Operating profit as if acquisition happened at the beginning	$ 584	$ 646